SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - Stardust Power Inc [Member] - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
7636 Holdings LLC	$ 96,806		$ 1,332,019
Total consulting expenses	96,806		1,332,019
Total other expenses paid on the Company’s behalf	35,049		44,186
Total	131,855		1,376,205
Vikasa Capital Partners LLC [Member]
Restructuring Cost and Reserve [Line Items]
7636 Holdings LLC	85,000		980,000
Total consulting expenses	85,000		980,000
Total other expenses paid on the Company’s behalf	4,198		9,868
Seven Six Three Six Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
7636 Holdings LLC	11,806		180,806
Total consulting expenses	11,806		180,806
Vikasa Capital LLC [Member]
Restructuring Cost and Reserve [Line Items]
7636 Holdings LLC			171,213
Total consulting expenses			171,213
Total other expenses paid on the Company’s behalf	$ 30,851		$ 34,318